Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale. Breakdown by items (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 2,001	€ 23,853	€ 3,603
Foreclosure [Member] | Residential Use [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	1,072	1,924	2,326
Foreclosure [Member] | Tertiary Use [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	182	491	574
Foreclosure [Member] | Agricultural Use [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 19	€ 29	€ 41